Equity-Based Compensation - 2022 Equity Incentive Plan (Details) - 2022 Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	May 31, 2022
Maximum | Class A common stock
Equity-Based Compensation
Common stock available for issuance		47,870,291
RSU
Equity-Based Compensation
Annual vesting percentage	33.33%
Number of RSUs
Granted during the year	11,430,966
Forfeited / cancelled during the year	(142,221)
Balance as of December 31, 2022	11,288,745
Weighted average grant date fair value
Granted during the year	$ 7.56
Forfeited / cancelled during the year	6.19
Balance as of December 31, 2022	$ 7.56
RSU | Minimum
Equity-Based Compensation
Vesting period (in years)	12 months
RSU | Maximum
Equity-Based Compensation
Vesting period (in years)	36 months